Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Accrued and Unpaid Dividends for Preferred Stock Issuance

At December 31, 2012 and 2011, accrued and unpaid dividends for each respective preferred stock issuance were as follows:

	December 31
	2012	2011

Series A Preferred Stock	$3,325,667	$3,029,667
Series B Preferred Stock	3,807,154	3,346,402
Series C Preferred Stock	4,099,657	3,184,484

Total	$11,232,478	$9,560,553